Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Life and health premiums, net			$ (21)
Net investment income	762	517	376
Net realized investment (losses)	(17)
Other income	18	3,996	3,415
Total revenues	763	4,513	3,770
Benefits and expenses
Life and health insurance claims and benefits, net		2	(1)
Interest credited to policyholder account balances, net	(15)
Operating and other expenses	151	1,709	1,049
Total benefits and expenses	136	1,711	1,048
Income before income taxes	627	2,802	2,722
Income tax expense (benefit)	(182)	723	887
Net income	809	2,079	1,835
Change in unrealized gains (losses), net of tax expense (benefit) (2018 - ($50); 2017 - $181; 2016 - ($53))	(188)	334	(98)
Reclassification adjustment for (gains) included in net income, net of tax (benefit) (2018 - ($14))	(52)
Other comprehensive income (loss)	(240)	334	(98)
Total comprehensive income	$ 569	$ 2,413	$ 1,737